Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Liabilities [Abstract]
Schedule of derivative liabilities

	January 12, - March 29,	December 31,
	2016	2015
Embedded Conversion Feature Liability:
Risk-free interest rate	0.46%-0.59%	0.62%
Expected volatility	100.00%	100.00%
Expected life (in years)	0.91-0.70	0.92
Expected dividend yield	-	-
Face Value of convertible notes	$3,209,850 - $1,208,850	3,294,850
Fair value	$ -	$420,360

Schedule of fair value measured on recurring basis
		Fair Value Measurements at December 31, 2015
	Total Carrying Value at December 31, 2015	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liabilities	$420,360	$-	$-	$420,360

Summary of the changes in the fair value of our Level 3 financial liabilities that are measured at fair value on a recurring basis
	For the year ended December 31, 2016	For the year ended December 31, 2015

Beginning liability balance	$420,360	$-
Loss on change in fair value of derivative liabilities	2,299,020	-
Recognition of conversion feature liability	-	912,330
Gain on derivative liabilities resulting from accelerated amortizations	(1,016,980)	-
Net realized gain on conversion feature liabilities	-	(47,242)
Net unrealized gain on conversion feature liabilities	-	(444,728)
Adjustment to additional paid-in capital upon conversion and modification	(1,702,400)	-
Ending balance	$-	$420,360